Business combinations (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 03, 2017	Aug. 14, 2017	May 02, 2017	Jan. 31, 2017
BCPS
Business combinations (Details Text)
PagSeguro Brazil acquired the share capital and obtained the control of BCPS							99.50%
Amount paid in the acquisition, which was settled in cash on that date							R$ 406
Fair value of the acquired assets							568
Fair value of the assumed liabilities							75
Bargain purchase gain							R$ 87
R2TECH
Business combinations (Details Text)
Fair value of the acquired assets						R$ 348
Fair value of the assumed liabilities						R$ 215
PagSeguro Brazil acquired the share capital and obtained control of R2TECH						51.00%
The consideration for the purchase						R$ 9,200
Settled in cash on the acquisition date	R$ 3,500	R$ 2,300			R$ 460	R$ 2,940
Goodwill		9,067
Intangible assets-Portfolio of customers		R$ 768
Intangible assets-Portfolio of customers - using the real discount rate (without inflationary effects)		15.30%
Intangible assets-Non-competition		R$ 242
Intangible assets-Non-competition - using the real discount rate (without inflationary effects)		15.30%
Intangible assets-Right-to-use software		R$ 1,488
Intangible assets-Right-to-use software - using the real discount rate (without inflationary effects)		15.30%
BIVA
Business combinations (Details Text)
Fair value of the acquired assets				R$ 2,350
Fair value of the assumed liabilities				997
Goodwill				R$ 17,117
PagSeguro Brazil acquired control with the acquisition of interest in Bivaco Holding SA			59.31%	51.41%
Additional interest of acquired			7.90%
The total consideration paid for the purchases, which was settled in cash on the acquisition date				R$ 18,470